Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value through Profit or Loss
9.	Financial Assets at Fair Value through Profit or Loss

(1)	Financial assets at fair value through profit or loss as of December 31, 2024 and 2025 are as follows:

		2024		2025
		Current	Non-current	Current	Non-current
		In millions of won
Financial assets at fair value through profit or loss
Beneficiary Certificate	~~W~~	313	152,054	320	125,837
Cooperative		—	6,872	—	6,413
Others (*)		1,456,582	405,309	1,298,707	428,389

		1,456,895	564,235	1,299,027	560,639

Financial assets designated as at fair value through profit or loss
Debt with embedded derivatives		—	155,042	—	135,560

	~~W~~	1,456,895	719,277	1,299,027	696,199

(*)	Others include MMF, MMT which is composed of government bonds, RP(Repurchase Paper), CP(Commercial Paper), etc.

(2)	Details of income (loss) from financial assets at fair value through profit or loss for the years ended December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Beneficiary certificate	~~W~~	34,481	35,510
Cooperative		118	190
Debt with embedded derivatives		2,435	627
Others		136,383	170,691

	~~W~~	173,417	207,018